Securities - Gross unrealized loss position for investment securities - AFS (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Available-For-Sale Securities [Abstract]
Less than Twelve Months, fair value		$ 3,124	$ 203
Less than Twelve Months, unrealized losses		10	0
Twelve Months or More, fair value		5,601	13,194
Twelve Months or More, unrealized losses		22	263
Total Fair Value		8,725	13,397
Total Unrealized Losses		32	263
U.S. Government and agency obligations
Available-For-Sale Securities [Abstract]
Less than Twelve Months, fair value		2,993	0
Less than Twelve Months, unrealized losses		10	0
Twelve Months or More, fair value		2,536	9,445
Twelve Months or More, unrealized losses		4	162
Total Fair Value		5,529	9,445
Total Unrealized Losses		14	162
Mortgage-backed securities - residential
Available-For-Sale Securities [Abstract]
Less than Twelve Months, fair value	[1]	131	203
Less than Twelve Months, unrealized losses	[1]	0	0
Twelve Months or More, fair value	[1]	3,065	3,749
Twelve Months or More, unrealized losses	[1]	18	101
Total Fair Value	[1]	3,196	3,952
Total Unrealized Losses	[1]	$ 18	$ 101

[1]	Aggregate unrealized loss position of these securities is less than $500.